Cash and cash equivalents and restricted cash - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Cash Equivalents Restricted Cash And Cash Equivalents [Line Items]
Restricted cash	$ 16,055	$ 4,457	$ 5,709